Revenues - Schedule of Recognized Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregated by the Geographic Location [Line Items]
Revenue from contracts with customers	$ 949	$ 773
Israel [Member]
Schedule of Disaggregated by the Geographic Location [Line Items]
Revenue from contracts with customers	485	421
Outside Israel [Member]
Schedule of Disaggregated by the Geographic Location [Line Items]
Revenue from contracts with customers	$ 464	$ 352